Common Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		56,906,561	55,809,661
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.13
Proceeds from Stock Options Exercised	$ 1	$ 732	$ 512	$ 848
Cash proceeds received on exercise of stock options for which shares were not issued till date		$ 18	$ 51	18
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total	729,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001				$ 0.001
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds received on exercise of stock options for which shares were not issued till date			$ 51	$ 18
Range Of Exercise Prices Dollars 1.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		115,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 1.60	$ 1.60	$ 1.60
Proceeds from Stock Options Exercised			$ 48,000	$ 360,600
Range Of Exercise Prices Dollars 2.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		252,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.37	$ 2.37	$ 2.37
Proceeds from Stock Options Exercised			$ 191,300	$ 118,200